Annual Fund Operating Expenses	Aug. 31, 2024
INVESCO AMERICAN FRANCHISE FUND | INVESCO AMERICAN FRANCHISE FUND | CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.96%
INVESCO AMERICAN FRANCHISE FUND | INVESCO AMERICAN FRANCHISE FUND | CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.71%
INVESCO AMERICAN FRANCHISE FUND | INVESCO AMERICAN FRANCHISE FUND | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.21%
INVESCO AMERICAN FRANCHISE FUND | INVESCO AMERICAN FRANCHISE FUND | CLASS Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.71%
INVESCO AMERICAN FRANCHISE FUND | INVESCO AMERICAN FRANCHISE FUND | CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.70%
INVESCO AMERICAN FRANCHISE FUND | INVESCO AMERICAN FRANCHISE FUND | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.63%
INVESCO CORE PLUS BOND FUND | INVESCO CORE PLUS BOND FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
INVESCO CORE PLUS BOND FUND | INVESCO CORE PLUS BOND FUND | CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%	[1]
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	0.76%
INVESCO CORE PLUS BOND FUND | INVESCO CORE PLUS BOND FUND | CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.18%	[1]
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.60%
Fee Waiver or Reimbursement	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	1.51%
INVESCO CORE PLUS BOND FUND | INVESCO CORE PLUS BOND FUND | CLASS R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.18%	[1]
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	1.01%
INVESCO CORE PLUS BOND FUND | INVESCO CORE PLUS BOND FUND | CLASS Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%	[1]
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	0.51%
INVESCO CORE PLUS BOND FUND | INVESCO CORE PLUS BOND FUND | CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%	[1]
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement	(0.04%)	[2]
Net Expenses (as a percentage of Assets)	0.51%
INVESCO CORE PLUS BOND FUND | INVESCO CORE PLUS BOND FUND | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%	[1]
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.48%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.47%
Invesco Discovery Fund | Invesco Discovery Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.20%	[3]
Expenses (as a percentage of Assets)	1.03%
Invesco Discovery Fund | Invesco Discovery Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.20%	[3]
Expenses (as a percentage of Assets)	1.79%
Invesco Discovery Fund | Invesco Discovery Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.20%	[3]
Expenses (as a percentage of Assets)	1.29%
Invesco Discovery Fund | Invesco Discovery Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%	[3]
Expenses (as a percentage of Assets)	0.79%
Invesco Discovery Fund | Invesco Discovery Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%	[3]
Expenses (as a percentage of Assets)	0.68%
Invesco Discovery Fund | Invesco Discovery Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%	[3]
Expenses (as a percentage of Assets)	0.65%
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.23%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.94%
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.71%
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.21%
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.71%
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.71%
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.64%
INVESCO EQUALLY-WEIGHTED S&P 500 FUND | INVESCO EQUALLY-WEIGHTED S&P 500 FUND | CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.11%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%	[4]
Expenses (as a percentage of Assets)	0.53%
INVESCO EQUALLY-WEIGHTED S&P 500 FUND | INVESCO EQUALLY-WEIGHTED S&P 500 FUND | CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.11%
Distribution and Service (12b-1) Fees	0.99%
Other Expenses (as a percentage of Assets):	0.17%	[4]
Expenses (as a percentage of Assets)	1.27%
INVESCO EQUALLY-WEIGHTED S&P 500 FUND | INVESCO EQUALLY-WEIGHTED S&P 500 FUND | CLASS R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.11%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.17%	[4]
Expenses (as a percentage of Assets)	0.78%
INVESCO EQUALLY-WEIGHTED S&P 500 FUND | INVESCO EQUALLY-WEIGHTED S&P 500 FUND | CLASS Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.11%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%	[4]
Expenses (as a percentage of Assets)	0.28%
INVESCO EQUALLY-WEIGHTED S&P 500 FUND | INVESCO EQUALLY-WEIGHTED S&P 500 FUND | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.11%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%	[4]
Expenses (as a percentage of Assets)	0.18%
INVESCO EQUITY AND INCOME FUND | INVESCO EQUITY AND INCOME FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
INVESCO EQUITY AND INCOME FUND | INVESCO EQUITY AND INCOME FUND | CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%	[5]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.01%)	[6]
Net Expenses (as a percentage of Assets)	0.77%
INVESCO EQUITY AND INCOME FUND | INVESCO EQUITY AND INCOME FUND | CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.99%
Other Expenses (as a percentage of Assets):	0.17%	[5]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.52%
Fee Waiver or Reimbursement	(0.01%)	[6]
Net Expenses (as a percentage of Assets)	1.51%
INVESCO EQUITY AND INCOME FUND | INVESCO EQUITY AND INCOME FUND | CLASS R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.17%	[5]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement	(0.01%)	[6]
Net Expenses (as a percentage of Assets)	1.02%
INVESCO EQUITY AND INCOME FUND | INVESCO EQUITY AND INCOME FUND | CLASS Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%	[5]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.53%
Fee Waiver or Reimbursement	(0.01%)	[6]
Net Expenses (as a percentage of Assets)	0.52%
INVESCO EQUITY AND INCOME FUND | INVESCO EQUITY AND INCOME FUND | CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%	[5]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.49%
Fee Waiver or Reimbursement	(0.01%)	[6]
Net Expenses (as a percentage of Assets)	0.48%
INVESCO EQUITY AND INCOME FUND | INVESCO EQUITY AND INCOME FUND | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%	[5]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.42%
Fee Waiver or Reimbursement	(0.01%)	[6]
Net Expenses (as a percentage of Assets)	0.41%
Invesco Floating Rate ESG Fund | Invesco Floating Rate ESG Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.25%
Total Other Expenses	0.22%
Interest Expense	0.05%
Other Expenses (as a percentage of Assets):	0.17%	[7]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.09%
Invesco Floating Rate ESG Fund | Invesco Floating Rate ESG Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.75%
Total Other Expenses	0.22%
Interest Expense	0.05%
Other Expenses (as a percentage of Assets):	0.17%	[7]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.59%
Invesco Floating Rate ESG Fund | Invesco Floating Rate ESG Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.50%
Total Other Expenses	0.22%
Interest Expense	0.05%
Other Expenses (as a percentage of Assets):	0.17%	[7]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.34%
Invesco Floating Rate ESG Fund | Invesco Floating Rate ESG Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Total Other Expenses	0.22%
Interest Expense	0.05%
Other Expenses (as a percentage of Assets):	0.17%	[7]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.84%
Invesco Floating Rate ESG Fund | Invesco Floating Rate ESG Fund | CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Total Other Expenses	0.22%
Interest Expense	0.05%
Other Expenses (as a percentage of Assets):	0.17%	[7]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.84%
Invesco Floating Rate ESG Fund | Invesco Floating Rate ESG Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Total Other Expenses	0.15%
Interest Expense	0.05%
Other Expenses (as a percentage of Assets):	0.10%	[7]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.77%
Invesco Global Real Estate Income Fund | Invesco Global Real Estate Income Fund | CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%	[8]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.26%
Invesco Global Real Estate Income Fund | Invesco Global Real Estate Income Fund | CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.26%	[8]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.01%
Invesco Global Real Estate Income Fund | Invesco Global Real Estate Income Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%	[8]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.01%
Invesco Global Real Estate Income Fund | Invesco Global Real Estate Income Fund | CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[8]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.91%
Invesco Global Real Estate Income Fund | Invesco Global Real Estate Income Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%	[8]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.84%
INVESCO GROWTH AND INCOME FUND | INVESCO GROWTH AND INCOME FUND | CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%	[9]
Expenses (as a percentage of Assets)	0.78%
INVESCO GROWTH AND INCOME FUND | INVESCO GROWTH AND INCOME FUND | CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.99%
Other Expenses (as a percentage of Assets):	0.17%	[9]
Expenses (as a percentage of Assets)	1.52%
INVESCO GROWTH AND INCOME FUND | INVESCO GROWTH AND INCOME FUND | CLASS R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.17%	[9]
Expenses (as a percentage of Assets)	1.03%
INVESCO GROWTH AND INCOME FUND | INVESCO GROWTH AND INCOME FUND | CLASS Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%	[9]
Expenses (as a percentage of Assets)	0.53%
INVESCO GROWTH AND INCOME FUND | INVESCO GROWTH AND INCOME FUND | CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%	[9]
Expenses (as a percentage of Assets)	0.49%
INVESCO GROWTH AND INCOME FUND | INVESCO GROWTH AND INCOME FUND | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%	[9]
Expenses (as a percentage of Assets)	0.42%
Invesco Income Advantage U.S. Fund | Invesco Income Advantage U.S. Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Invesco Income Advantage U.S. Fund | Invesco Income Advantage U.S. Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%	[10]
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement	(0.02%)	[11]
Net Expenses (as a percentage of Assets)	1.13%
Invesco Income Advantage U.S. Fund | Invesco Income Advantage U.S. Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.27%	[10]
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.90%
Fee Waiver or Reimbursement	(0.02%)	[11]
Net Expenses (as a percentage of Assets)	1.88%
Invesco Income Advantage U.S. Fund | Invesco Income Advantage U.S. Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.27%	[10]
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.40%
Fee Waiver or Reimbursement	(0.02%)	[11]
Net Expenses (as a percentage of Assets)	1.38%
Invesco Income Advantage U.S. Fund | Invesco Income Advantage U.S. Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%	[10]
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.02%)	[11]
Net Expenses (as a percentage of Assets)	0.88%
Invesco Income Advantage U.S. Fund | Invesco Income Advantage U.S. Fund | INVESTOR
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%	[10]
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement	(0.02%)	[11]
Net Expenses (as a percentage of Assets)	1.13%
Invesco Income Advantage U.S. Fund | Invesco Income Advantage U.S. Fund | CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%	[10]
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	(0.02%)	[11]
Net Expenses (as a percentage of Assets)	0.78%
Invesco Income Advantage U.S. Fund | Invesco Income Advantage U.S. Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%	[10]
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	(0.02%)	[11]
Net Expenses (as a percentage of Assets)	0.78%
Invesco Nasdaq 100 Index Fund | Invesco Nasdaq 100 Index Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
Invesco Nasdaq 100 Index Fund | Invesco Nasdaq 100 Index Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.48%
Fee Waiver or Reimbursement	(0.19%)	[12]
Net Expenses (as a percentage of Assets)	0.29%
INVESCO S&P 500 INDEX FUND | INVESCO S&P 500 INDEX FUND | CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.11%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.54%
INVESCO S&P 500 INDEX FUND | INVESCO S&P 500 INDEX FUND | CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.11%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.29%
INVESCO S&P 500 INDEX FUND | INVESCO S&P 500 INDEX FUND | CLASS Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.11%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.29%
INVESCO S&P 500 INDEX FUND | INVESCO S&P 500 INDEX FUND | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.11%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.19%
Invesco Senior Floating Rate Fund | Invesco Senior Floating Rate Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
Invesco Senior Floating Rate Fund | Invesco Senior Floating Rate Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.25%
Total Other Expenses	0.23%
Interest Expense	0.05%
Other Expenses (as a percentage of Assets):	0.18%	[13]
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	0.00%	[14]
Net Expenses (as a percentage of Assets)	1.09%
Invesco Senior Floating Rate Fund | Invesco Senior Floating Rate Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	1.00%
Total Other Expenses	0.23%
Interest Expense	0.05%
Other Expenses (as a percentage of Assets):	0.18%	[13]
Expenses (as a percentage of Assets)	1.84%
Fee Waiver or Reimbursement	0.00%	[14]
Net Expenses (as a percentage of Assets)	1.84%
Invesco Senior Floating Rate Fund | Invesco Senior Floating Rate Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.50%
Total Other Expenses	0.23%
Interest Expense	0.05%
Other Expenses (as a percentage of Assets):	0.18%	[13]
Expenses (as a percentage of Assets)	1.34%
Fee Waiver or Reimbursement	0.00%	[14]
Net Expenses (as a percentage of Assets)	1.34%
Invesco Senior Floating Rate Fund | Invesco Senior Floating Rate Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Total Other Expenses	0.23%
Interest Expense	0.05%
Other Expenses (as a percentage of Assets):	0.18%	[13]
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	0.00%	[14]
Net Expenses (as a percentage of Assets)	0.84%
Invesco Senior Floating Rate Fund | Invesco Senior Floating Rate Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Total Other Expenses	0.17%
Interest Expense	0.05%
Other Expenses (as a percentage of Assets):	0.12%	[13]
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	0.00%	[14]
Net Expenses (as a percentage of Assets)	0.78%
Invesco Senior Floating Rate Fund | Invesco Senior Floating Rate Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Total Other Expenses	0.14%
Interest Expense	0.05%
Other Expenses (as a percentage of Assets):	0.09%	[13]
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	0.00%	[14]
Net Expenses (as a percentage of Assets)	0.75%
Invesco Short Duration High Yield Municipal Fund | Invesco Short Duration High Yield Municipal Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Total Other Expenses	0.24%
Interest Expense	0.06%
Other Expenses (as a percentage of Assets):	0.18%	[15]
Expenses (as a percentage of Assets)	0.89%
Invesco Short Duration High Yield Municipal Fund | Invesco Short Duration High Yield Municipal Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	1.00%
Total Other Expenses	0.24%
Interest Expense	0.06%
Other Expenses (as a percentage of Assets):	0.18%	[15]
Expenses (as a percentage of Assets)	1.64%
Invesco Short Duration High Yield Municipal Fund | Invesco Short Duration High Yield Municipal Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Total Other Expenses	0.24%
Interest Expense	0.06%
Other Expenses (as a percentage of Assets):	0.18%	[15]
Expenses (as a percentage of Assets)	0.64%
Invesco Short Duration High Yield Municipal Fund | Invesco Short Duration High Yield Municipal Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Total Other Expenses	0.17%
Interest Expense	0.06%
Other Expenses (as a percentage of Assets):	0.11%	[15]
Expenses (as a percentage of Assets)	0.57%
Invesco Short Duration High Yield Municipal Fund | Invesco Short Duration High Yield Municipal Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Total Other Expenses	0.17%
Interest Expense	0.06%
Other Expenses (as a percentage of Assets):	0.11%	[15]
Expenses (as a percentage of Assets)	0.57%
Invesco Short Term Municipal Fund | Invesco Short Term Municipal Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.77%
Invesco Short Term Municipal Fund | Invesco Short Term Municipal Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.52%
Invesco Short Term Municipal Fund | Invesco Short Term Municipal Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.45%
Invesco SMA Municipal Bond Fund | Invesco SMA Municipal Bond Fund | Invesco SMA Municipal Bond Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[16]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.76%
Expenses (as a percentage of Assets)	1.76%
Fee Waiver or Reimbursement	(1.76%)	[17]
Net Expenses (as a percentage of Assets)	0.00%

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R Class Y, Class R5 and Class R6 shares to 0.75%, 1.50%, 1.00%, 0.50%, 0.50% and 0.50%, respectively of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on December 31, 2025 and August 31, 2026, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limit or reduce the advisory fee waiver without approval of the Board of Trustees.
[3]	“Other Expenses” have been restated to reflect current fees.
[4]	“Other Expenses” have been restated to reflect current fees.
[5]	“Other Expenses” have been restated to reflect current fees.
[6]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on August 31, 2026. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
[7]	“Other Expenses” have been restated to reflect current fees.
[8]	“Other Expenses” have been restated to reflect current fees.
[9]	“Other Expenses” have been restated to reflect current fees.
[10]	“Other Expenses” have been restated to reflect current fees.
[11]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on August 31, 2026. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
[12]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class R6 shares to 0.29%, respectively, of the Fund's average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
[13]	“Other Expenses” have been restated to reflect current fees.
[14]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through December 31, 2024, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.02%, 1.77%, 1.27%, 0.77%, 0.77% and 0.77%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective January 1, 2025, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R Class Y, Class R5 and Class R6 shares to 1.03%, 1.78%, 1.28%, 0.78%, 0.78% and 0.78%, respectively, of the Fund’s average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
[15]	“Other Expenses” have been restated to reflect current fees.
[16]	Invesco Advisers, Inc. (Invesco or the Adviser) will not charge a management fee for its advisory services to the Fund. Shareholders should be aware that the Fund is an investment option for wrap fee, separately managed and other discretionary accounts for which Invesco or its affiliates receive compensation pursuant to an investment management agreement. Invesco will be compensated directly or indirectly by clients or account program sponsors (“Program Sponsors”) for managed account advisory services, including with respect to assets that may be invested in the Fund. You should carefully read the account program brochure provided to you by Invesco or its affiliates, or the Program Sponsor. The brochure is required to include information about the fees charged to you and, in the case of a wrap fee or separately managed account program with a Program Sponsor, the fees paid by the Program Sponsor to Invesco.
[17]	Invesco has contractually agreed to reimburse expenses necessary to limit Total Fund Operating Expenses After Expense Reimbursement (excluding certain items discussed in the statement of additional information) of shares of the Fund to 0.00% of the Fund’s average daily net assets (the “expense limit”). This expense reimbursement agreement will continue in effect for so long as Invesco serves as adviser to the Fund. The expense reimbursement agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.